CONDENSED CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Thousands		Ideanomics Shareholders' equity At-The-Market Offering	Ideanomics Shareholders' equity Private Placement	Ideanomics Shareholders' equity Controlled Equity Offering	Ideanomics Shareholders' equity	Common Stock At-The-Market Offering	Common Stock Private Placement	Common Stock Controlled Equity Offering	Common Stock	Additional Paid-in Capital At-The-Market Offering	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Controlled Equity Offering	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest		At-The-Market Offering	Private Placement	Controlled Equity Offering	Total
Beginning balance (in shares) at Dec. 31, 2018									102,766,006
Beginning balance at Dec. 31, 2018					$ 44,243				$ 103				$ 195,780		$ (149,975)	$ (1,665)	$ (1,031)	[1]				$ 43,212
Increase (Decrease) in Stockholders' Equity
Share-based compensation					9,113								9,113									$ 9,113
Common stock issuance for acquisition (in shares)									37,966,908													7,400,000
Common stock issuance for acquisition					(53,221)				$ (38)				(53,183)				(24,598)	[1]				$ (77,819)
Common stock issued under employee stock incentive (in shares)									129,840
Acquisition of Energica									$ 1				(1)				321	[1]				321
Common stock issuance for convertible note (in shares)									8,186,890
Common stock issuance for convertible note					23,005				$ 8				22,997									23,005
Investments from noncontroller shareholders					1,960								1,374			586	446	[1]				2,406
Net income (loss)	[2]				(98,508)										(98,508)		852	[1]				(97,656)
Foreign currency translation adjustments																415						407
Ending balance (in shares) at Dec. 31, 2019									149,692,953
Ending balance at Dec. 31, 2019					33,559				$ 150				282,556		(248,483)	(664)	25,178	[1]				58,737
Increase (Decrease) in Stockholders' Equity
Share-based compensation					11,972								11,972									11,972
Common stock issuance for acquisition (in shares)									13,056,055
Common stock issuance for acquisition					(8,192)				$ (13)				(8,179)									(8,192)
Common stock issuance (in shares)									123,437,386
Common stock issuance					182,778				$ 123				182,655				(280)	[1]				182,498
Common stock issuance for professional fee (in shares)									1,804,033
Common stock issuance for professional fee					1,642				$ 2				1,640									1,642
Common stock issued under employee stock incentive (in shares)									2,634,666
Common stock issued under employee stock incentive plan					1,726				$ 3				1,723									1,726
Acquisition of Energica																	100	[1]				100
Common stock issuance for convertible note (in shares)									40,662,420
Common stock issuance for convertible note					45,666				$ 40				45,626									45,666
Net income (loss)	[2]				(101,264)										(101,264)		(10,938)	[1]				(112,202)
Foreign currency translation adjustments					1,895											1,895	1,263	[1]				3,158
Ending balance (in shares) at Dec. 31, 2020									344,861,295
Ending balance at Dec. 31, 2020					183,695				$ 345				531,866		(349,747)	1,231	3,739	[1],[3]				187,434
Increase (Decrease) in Stockholders' Equity
Share-based compensation					2,040								2,040									2,040
Contingent shares					7,658								7,658									7,658
Common stock issuance for acquisition (in shares)									10,181,299
Common stock issuance for acquisition					(32,377)				$ (10)				(32,367)									(32,377)
Common stock issuance (in shares)									17,615,534
Common stock issuance					53,407				$ 18				53,389									53,407
Common stock issuance for professional fee (in shares)									440,909
Common stock issuance for professional fee					1,162								1,162									1,162
Common stock issued under employee stock incentive (in shares)									475,000
Common stock issued under employee stock incentive plan					251								251									251
Common stock issuance for convertible note (in shares)									45,895,763
Common stock issuance for convertible note					140,126				$ 46				140,080									140,126
Net income (loss)					(6,483)										(6,483)		(236)	[3]				(6,719)
Foreign currency translation adjustments					(380)											(380)	(313)	[3]				(693)
Ending balance (in shares) at Mar. 31, 2021									419,469,800
Ending balance at Mar. 31, 2021					413,853				$ 419				768,813		(356,230)	851	3,190	[3]				417,043
Beginning balance (in shares) at Dec. 31, 2020									344,861,295
Beginning balance at Dec. 31, 2020					183,695				$ 345				531,866		(349,747)	1,231	3,739	[1],[3]				187,434
Increase (Decrease) in Stockholders' Equity
Common stock issuance (in shares)							10,000,000.0
Common stock issuance							$ 27,300
Ending balance (in shares) at Jun. 30, 2021									466,354,487
Ending balance at Jun. 30, 2021					540,282				$ 466				901,943		(362,925)	798	2,916	[3]				543,198
Beginning balance (in shares) at Dec. 31, 2020									344,861,295
Beginning balance at Dec. 31, 2020					183,695				$ 345				531,866		(349,747)	1,231	3,739	[1],[3]				187,434
Increase (Decrease) in Stockholders' Equity
Changes in fair value of available-for-sale securities																						(16)
Foreign currency translation adjustments																						(1,683)
Ending balance (in shares) at Sep. 30, 2021									481,901,523
Ending balance at Sep. 30, 2021					525,199				$ 483				939,516		(414,736)	(64)	2,528	[3]				527,727
Beginning balance (in shares) at Dec. 31, 2020									344,861,295
Beginning balance at Dec. 31, 2020					183,695				$ 345				531,866		(349,747)	1,231	3,739	[1],[3]				187,434
Increase (Decrease) in Stockholders' Equity
Share-based compensation					21,982								21,982									21,982
Contingent shares					1,520								1,520									$ 1,520
Common stock issuance for acquisition (in shares)									18,926,413													11,300,000
Common stock issuance for acquisition					(59,808)				$ (19)				(59,789)									$ (59,808)
Common stock issuance (in shares)						68,293,722	10,000,000.0
Common stock issuance		$ 188,546				$ 69	$ 27,300			$ 188,477									$ 188,546
Common stock issuance for professional fee (in shares)									962,689
Common stock issuance for professional fee					2,318								2,318									2,318
Common stock issued under employee stock incentive (in shares)									10,559,084
Common stock issued under employee stock incentive plan					8,290				$ 11				8,279									8,290
Tax withholding paid for net share settlement of equity awards					(3,878)				$ (2)				(3,876)									(3,878)
Acquisition of Energica																	157	[1]				157
Common stock issuance for convertible note (in shares)									55,278,885
Common stock issuance for convertible note					157,766				$ 55				157,711									157,766
Net income (loss)					(256,011)										(256,011)		(1,179)	[1]				(257,190)
Foreign currency translation adjustments					(1,009)											(1,009)	(376)	[1]				(1,385)
Ending balance (in shares) at Dec. 31, 2021									497,272,525
Ending balance at Dec. 31, 2021					363,027				$ 497				968,066		(605,758)	222	2,341	[1],[3]				365,368
Beginning balance (in shares) at Mar. 31, 2021									419,469,800
Beginning balance at Mar. 31, 2021					413,853				$ 419				768,813		(356,230)	851	3,190	[3]				417,043
Increase (Decrease) in Stockholders' Equity
Share-based compensation					2,007								2,007									2,007
Common stock issuance for acquisition (in shares)									6,733,497
Common stock issuance for acquisition					(21,127)				$ (7)				(21,120)									(21,127)
Common stock issuance (in shares)						25,301,190	10,000,000
Common stock issuance		74,347	$ 27,300			$ 25	$ 10			74,322	$ 27,290								74,347	$ 27,300
Common stock issuance for professional fee (in shares)									260,000
Common stock issuance for professional fee					656								656									656
Common stock issued under employee stock incentive (in shares)									4,590,000
Common stock issued under employee stock incentive plan					7,740				$ 5				7,735									7,740
Changes in fair value of available-for-sale securities					(20)											(20)						(20)
Net income (loss)	[3]				(6,695)										(6,695)		(267)					(6,962)
Foreign currency translation adjustments					(33)											(33)	(7)	[3]				(40)
Ending balance (in shares) at Jun. 30, 2021									466,354,487
Ending balance at Jun. 30, 2021					540,282				$ 466				901,943		(362,925)	798	2,916	[3]				543,198
Increase (Decrease) in Stockholders' Equity
Share-based compensation					15,187								15,187									15,187
Contingent shares					(6,138)								(6,138)									(6,138)
Common stock issuance for acquisition (in shares)									2,011,617
Common stock issuance for acquisition					(6,304)				$ (2)				(6,302)									(6,304)
Common stock issuance (in shares)						7,495,997		1,988,401
Common stock issuance		$ 17,744		$ 4,203		$ 7		$ 2		$ 17,737		$ 4,201							$ 17,744		$ 4,203
Common stock issued under employee stock incentive (in shares)									4,051,021
Common stock issued under employee stock incentive plan					299				$ 6				293									299
Changes in fair value of available-for-sale securities					4											4						4
The effects of changes in exchange rate of RNCI					(9)								(9)									(9)
Net income (loss)					(51,811)										(51,811)		(303)	[3]				(52,114)
Foreign currency translation adjustments					(866)											(866)	(85)	[3]				(951)
Ending balance (in shares) at Sep. 30, 2021									481,901,523
Ending balance at Sep. 30, 2021					525,199				$ 483				939,516		(414,736)	(64)	2,528	[3]				527,727
Beginning balance (in shares) at Dec. 31, 2021									497,272,525
Beginning balance at Dec. 31, 2021					363,027				$ 497				968,066		(605,758)	222	2,341	[1],[3]				365,368
Increase (Decrease) in Stockholders' Equity
Share-based compensation					2,355								2,355									2,355
Common stock issuance for professional fee (in shares)									350,000
Common stock issuance for professional fee					435				$ 1				434									435
Common stock issued under employee stock incentive (in shares)									125,000
Common stock issued under employee stock incentive plan					66								66									66
Tax withholding paid for net share settlement of equity awards					(83)								(83)									(83)
Deconsolidation of subsidiary																	(236)	[3]				(236)
Acquisition of Energica																	24,778	[3]				24,778
Net income (loss)					(28,512)										(28,512)		(580)	[3]				(29,092)
Foreign currency translation adjustments					925											925	284	[3]				1,209
Ending balance (in shares) at Mar. 31, 2022									497,747,525
Ending balance at Mar. 31, 2022					338,213				$ 498				970,838		(634,270)	1,147	26,587	[3]				364,800
Beginning balance (in shares) at Dec. 31, 2021									497,272,525
Beginning balance at Dec. 31, 2021					363,027				$ 497				968,066		(605,758)	222	2,341	[1],[3]				$ 365,368
Increase (Decrease) in Stockholders' Equity
Common stock issuance for acquisition (in shares)																						0
Common stock issuance for professional fee (in shares)																						1,100,000
Foreign currency translation adjustments																						$ (15,930)
Ending balance (in shares) at Sep. 30, 2022									517,134,223
Ending balance at Sep. 30, 2022					262,775				$ 517				980,232	$ 4,639	(709,451)	(13,162)	19,861	[3]				282,636
Beginning balance (in shares) at Mar. 31, 2022									497,747,525
Beginning balance at Mar. 31, 2022					338,213				$ 498				970,838		(634,270)	1,147	26,587	[3]				364,800
Increase (Decrease) in Stockholders' Equity
Share-based compensation					2,863								2,863									2,863
Acquisition of Energica																	49	[3]				49
Net income (loss)					(37,767)										(37,767)		(1,506)	[3]				(39,273)
Foreign currency translation adjustments					(6,838)											(6,838)	(2,174)	[3]				(9,012)
Ending balance (in shares) at Jun. 30, 2022									497,747,525
Ending balance at Jun. 30, 2022					296,471				$ 498				973,701		(672,037)	(5,691)	22,956	[3]				319,427
Increase (Decrease) in Stockholders' Equity
Share-based compensation					2,234								2,234									2,234
Common stock issuance for acquisition					(1)				$ (7)				(4,633)	4,639								(1)
Common stock issuance (in shares)									(6,627,565)
Common stock issuance for professional fee (in shares)									1,059,006
Common stock issuance for professional fee					690				$ 1				689									690
Common stock issuance for convertible note (in shares)									23,455,257
Common stock issuance for convertible note					7,523				$ 23				7,500									7,523
Investments from noncontroller shareholders																	264	[3]				264
Option repurchase					(11)								(11)									(11)
Equity Adjustment from Foreign Currency Translation					(1,264)											(1,264)						754
SEPA Inducement shares (in shares)									1,500,000
SEPA Inducement shares					754				$ 2				752									754
Net income (loss)					(37,414)										(37,414)		(1,439)	[3]				(38,853)
Foreign currency translation adjustments					(6,207)											(6,207)	(1,920)	[3]				(8,127)
Ending balance (in shares) at Sep. 30, 2022									517,134,223
Ending balance at Sep. 30, 2022					$ 262,775				$ 517				$ 980,232	$ 4,639	$ (709,451)	$ (13,162)	$ 19,861	[3]				$ 282,636

[1]	Excludes accretion of dividend for redeemable non-controlling interest
[2]	Excludes deemed dividend related to warrant repricing
[3]	Excludes accretion of dividend for redeemable non-controlling interest.